Income Tax Expense - Movement in current Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Movement in Current Income Tax
At beginning of year	$ (68,834)	$ (68,706)	$ (48,703)
Additions through business combination			3,434
Charged to profit or loss	(114,430)	(108,842)	(91,692)
Paid during the year	45,411	51,245	29,147
Withholding tax netting off	57,565	54,878	45,849
Exchange difference	8,431	2,591	127
At end of year	$ (71,857)	$ (68,834)	$ (68,706)